UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2012

Date of reporting period:  February 29, 2012

Item 1. Schedule of Investments.

Newgate Global Resources Fund
Schedule of Investments
February 29, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.69%

Chemical Manufacturing - 17.20%
Agrium, Inc. (a)	1,669	142,132
Albemarle Corp.	3,092	205,680
Ashland, Inc.	3,137	199,387
Celanese Corp.	4,115	195,751
Huntsman Corp.	7,691	105,059
LyondellBasell Industries NV (a)	3,993	172,418
Mosaic Co.	3,052	176,253
		1,196,680
Crop Production - 1.83%
Cosan Ltd. (a)	8,554	127,198

Machinery Manufacturing - 9.56%
Caterpillar, Inc.	1,797	205,235
Joy Global, Inc.	1,786	155,311
National Oilwell Varco, Inc.	3,244	267,728
Newpark Resources, Inc. (b)	4,774	37,571
		665,845
Management of Companies and Enterprises - 2.28%
Foster Wheeler AG (a)(b)	6,435	158,494

Merchant Wholesalers, Durable Goods - 1.95%
Cameron International Corp. (b)	2,430	135,375

Mining (except Oil and Gas) - 33.95%
Anglo American PLC - ADR (a)	1,616	34,178
Barrick Gold Corp. (a)	3,005	143,429
Cliffs Natural Resources, Inc.	3,142	199,454
Consol Energy, Inc.	3,341	119,674
First Quantum Minerals Ltd. (a)(b)	3,978	91,414
Freeport-McMoRan Copper & Gold, Inc.	5,573	237,186
Goldcorp, Inc. (a)	1,463	70,956
Great Basin Gold Ltd. (a)(b)	105,199	94,669
Kinross Gold Corp. (a)	11,465	127,032
Mechel - ADR (a)	5,138	57,032
New Gold, Inc. (a)(b)	12,060	141,102
Pacific Rubiales Energy Corp. (a)(b)	2,604	75,611
Patriot Coal Corp. (b)	8,225	59,467
Peabody Energy Corp.	2,644	92,223
Silver Wheaton Corp. (a)	2,199	84,376
Teck Resources Ltd. (a)	4,671	186,700
Vale SA - ADR (a)	4,875	122,558
Xstrata PLC - ADR (a)	43,239	162,146
Yamana Gold, Inc. (a)	8,429	146,327
Yanzhou Coal Mining Co., Ltd. - ADR (a)	4,765	117,505
		2,363,039
Oil and Gas Extraction - 16.52%
Apache Corp.	1,672	180,460
Calfrac Well Services Ltd. (a)	645	21,262
Devon Energy Corp.	1,782	130,638
Forest Oil Corp. (b)	9,004	116,422
Newfield Exploration Co. (b)	3,193	114,948
Occidental Petroleum Corp.	2,041	213,020
Southwestern Energy Co. (b)	4,037	133,463
Ultra Petroleum Corp. (a)(b)	4,691	117,087
Walter Energy, Inc.	1,886	122,269
		1,149,569
Professional, Scientific, and Technical Services - 2.41%
McDermott International, Inc. (a)(b)	12,863	167,991

Support Activities for Mining - 12.99%
C&J Energy Services, Inc. (b)	3,658	74,331
Halliburton Co.	1,893	69,265
Nabors Industries Ltd. (a)(b)	9,125	198,743
Noble Corp. (a)	4,724	189,810
Rowan Cos, Inc. (b)	1,829	67,435
Schlumberger Ltd. (a)	3,681	285,681
Trican Well Service Ltd. (a)(b)	1,053	19,144
		904,409
TOTAL COMMON STOCKS (Cost $6,754,286)		6,868,600

Total Investments (Cost $6,754,286) - 98.69%		6,868,600
Other Assets in Excess of Liabilities - 1.31%		91,405
TOTAL NET ASSETS - 100.00%		$6,960,005

(a)	Foreign Issued Security
(b)	Non-income producing security.

Abbreviations:
ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that referes to a corporation that is limited by shares, i.e. owned by shareholders.
NV	Naamloze Vennootschap is the Dutch term for a public limited liability company.
OAO	Denotes a Russian unlimted joint-stock company.
PLC	Public Limited Company.
SA	Generally designates corporations in various countries, mostly those employing the civil law.
Ltd.	Limited Liability Company

The cost basis of investments for federal income tax purposes at February 29, 2012 was as follows*:

Cost of investments	$6,754,286
Gross unrealized appreciation	725,015
Gross unrealized depreciation	(610,701)
Net unrealized appreciation	$114,314

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 29, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stock*	$6,868,600	$-	$-	$6,868,600
Total Equity	6,868,600	-	-	6,868,600

Total Investments in Securities	$6,868,600	$-	$-	$6,868,600

There were no transfers into and out of Level 1 and 2 during the period ended February 29, 2012.
The Fund did not hold any Level 3 Securities during the period ended February 29, 2012.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities
The fund did not invest in derivative securities or engage in hedging activities during the period ended February 29, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ Joseph Neuberger
                                                 Joseph Neuberger, President

Date          4/18/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Joseph Neuberger
                                                    Joseph Neuberger, President

Date          4/18/2012

By (Signature and Title)*  /s/ John Buckel
                                                     John Buckel, Treasurer

Date          4/18/2012

* Print the name and title of each signing officer under his or her signature.